UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of September 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CORPORATE BONDS — 110.5%
CONSUMER DISCRETIONARY — 27.4%
AEROSPACE & DEFENSE — 0.1%
DigitalGlobe, Inc., Private Placement, Sr Nt, 10.500%, 05/01/14[2]	$125	$132,500	0.1%

AUTO COMPONENTS — 0.9%
Affinia Group, Inc., 9.000%, 11/30/14	75	71,250	0.1
American Tire Distributors, Inc., Nt, 10.750%, 04/01/13	435	395,850	0.4
Delphi Corp., 7.125%, 05/01/29[4]	725	5,437	0.0	[12]
Exide Technologies, 10.500%, 03/15/13[7]	218	214,185	0.2
Tenneco, Inc., 10.250%, 07/15/13	146	151,840	0.2

		838,562	0.9

AUTOMOBILES — 0.8%
Ford Holdings LLC,
9.300%, 03/01/30	112	91,560	0.1
9.375%, 03/01/20	150	124,500	0.1
Ford Motor Co., 8.900%, 01/15/32	125	100,000	0.1
Ford Motor Co., Nt, 9.980%, 02/15/47	125	108,750	0.1
General Motors Corp., 5.250%, 03/06/32[1]	4	14,650	0.0	[12]
General Motors Corp., Debentures,
6.750%, 05/01/28[4]	50	7,500	0.0	[12]
8.100%, 06/15/24[4]	1,725	263,063	0.3
8.375%, 07/15/33[4,6]	425	69,062	0.1
Motors Liquidation Co., 0.000%, 03/15/36[4]	55	4,263	0.0	[12]

		783,348	0.8

BROADCASTING & CABLE TV — 3.7%
Adelphia Communications Corp., 6.000%, 02/15/06[4]	125	12	0.0	[12]
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[4]	750	16,875	0.0	[12]
9.375%, 11/15/09[4]	560	12,600	0.0	[12]
Adelphia Recovery Trust, Contingent Value 12/31/49	1,297	34,368	0.0	[12]
CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13[4,6]	800	812,000	0.9
Charter Communications Holdings LLC/Charter Communications Operating Capital, 10.875%, 09/15/14	500	541,250	0.6
Intelsat Subsidiary Holding Co. Ltd., (Bermuda), 8.875%, 01/15/15	1,000	1,017,500	1.1

Description	Par (000)	Value	Percent of Net Assets*
BROADCASTING & CABLE TV (continued)
Mediacom LLC / Mediacom Capital Corp., 9.125%, 08/15/19[2,6]	$120	$123,300	0.1%
Telesat Canada / Telesat LLC, (Canada), 11.000%, 11/01/15	80	85,200	0.1
Virgin Media Finance plc, Sr Nt, (United Kingdom), 9.125%, 08/15/16	600	616,500	0.7
XM Satellite Radio, Inc., 13.000%, 08/01/13[2]	200	196,000	0.2

		3,455,605	3.7

DISTRIBUTORS — 0.3%
KAR Holdings, Inc., Sr Nt,
8.750%, 05/01/14	150	148,500	0.2
10.000%, 05/01/15	123	123,615	0.1

		272,115	0.3

DIVERSIFIED CONSUMER SERVICES — 2.0%
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.750%, 02/01/15[2]	700	675,500	0.7
Mac-Gray Corp., Sr Nt, 7.625%, 08/15/15	650	640,250	0.7
Sotheby’s, 7.750%, 06/15/15	250	213,750	0.2
Stewart Enterprises, Inc., Sr Nt, 6.250%, 02/15/13[10]	324	315,090	0.4

		1,844,590	2.0

GAMING — 4.9%
Chukchansi Economic Development Authority, 8.000%, 11/15/13[2]	566	447,140	0.5
FireKeepers Development Authority, Private Placement, 13.875%, 05/01/15[2]	75	79,688	0.1
Harrah’s Operating Co., Inc., Private Placement, Series A144, 10.000%, 12/15/18[2]	650	516,750	0.6
Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Private Placement, 11.250%, 06/01/17[2]	250	256,875	0.3
Isle of Capri Casinos, Inc., Sr Nt, 7.000%, 03/01/14	400	356,000	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
GAMING (continued)
Mandalay Resort Group, Sr Nt, 6.375%, 12/15/11	$500	$447,500	0.5%
Mashantucket Western Pequot Tribe, 5.912%, 09/01/21[2]	475	321,451	0.3
Mashantucket Western Pequot Tribe, Private Placement, 8.500%, 11/15/15[2]	820	297,250	0.3
MGM Mirage, 11.375%, 03/01/18[2]	250	235,000	0.2
MGM Mirage, Co Guar, 7.625%, 01/15/17[6]	150	117,000	0.1
MGM Mirage, Sr Nt, 6.750%, 09/01/12	172	144,050	0.1
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 2.799%, 03/15/14[2]	500	402,500	0.4
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2]	1,000	720,000	0.8
Wynn Las Vegas Capital Corp., Nt, 6.625%, 12/01/14[6]	250	241,250	0.3

		4,582,454	4.9

HOTELS, RESTAURANTS & LEISURE — 2.1%
Outback Steakhouse, 0.000%, 06/14/14	1	1,044	0.0 [12]
Real Mex Restaurants, Inc., 14.000%, 01/01/13[2]	200	186,000	0.2
Royal Caribbean Cruises Ltd., (Liberia),
6.875%, 12/01/13	28	26,110	0.0 [12]
7.250%, 06/15/16	163	150,775	0.2
Royal Caribbean Cruises Ltd., Sr Nt, (Liberia), 11.875%, 07/15/15[6]	231	259,875	0.3
Six Flags Operations, Inc., Private Placement, 12.250%, 07/15/16[2,4,6]	1,122	1,015,410	1.1
Speedway Motorsports, Inc., Sr Nt, Private Placement, 8.750%, 06/01/16[2]	300	312,000	0.3

		1,951,214	2.1

HOUSEHOLD DURABLES — 1.4%
K Hovnanian Enterprises, Inc., Debentures, 11.500%, 05/01/13	750	791,250	0.8
KB Home, Sr Nt, 5.875%, 01/15/15	250	235,625	0.3
Meritage Homes Corp., Sr Nt, 7.000%, 05/01/14	250	234,375	0.3

		1,261,250	1.4

Description	Par (000)	Value	Percent of Net Assets*
LEISURE EQUIPMENT & PRODUCTS — 0.0%[12]
Eastman Kodak Co., 7.250%, 11/15/13	$60	$49,200	0.0%[12]
True Temper Sports, Inc., Sr Nt, 8.375%, 09/15/11[3,4]	490	—	0.0

		49,200	0.0[12]

MEDIA — 6.2%
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.500%, 08/15/14	700	399,000	0.4
Block Communications, Inc., Private Placement, Sr Nt, 8.250%, 12/15/15[2]	800	760,000	0.8
Fisher Communications, Inc., Sr Nt, 8.625%, 09/15/14	500	462,500	0.5
Gannett Co., Inc., Private Placement,
8.750%, 11/15/14[2]	80	78,200	0.1
9.375%, 11/15/17[2]	135	131,288	0.1
Lamar Media Corp., Sr Sub Nt,
6.625%, 08/15/15	250	228,750	0.3
7.250%, 01/01/13[6]	39	38,366	0.0 [12]
LBI Media, Inc., Sr Disc Nt, 11.000%, 10/15/13[7]	625	371,875	0.4
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, 11.375%, 04/01/13[7]	479	201,342	0.2
Quebecor Media, Inc., Sr Nt, (Canada), 7.750%, 03/15/16[10]	750	742,500	0.8
Radio One, Inc., Sr Sub Nt, 6.375%, 02/15/13	500	173,750	0.2
RH Donnelley, Inc., Private Placement, 11.750%, 05/15/15[2,4]	795	449,175	0.5
Valassis Communications, Inc., Private Placement, 8.250%, 03/01/15	1,500	1,344,375	1.5
WMG Acquisition Corp., Sr Nt, Private Placement, 9.500%, 06/15/16[2]	100	105,500	0.1
WMG Holdings Corp., Nt12/15/14[7]	250	240,625	0.3

		5,727,246	6.2

MULTILINE RETAIL — 0.5%
Dollar General Corp., PIK, 11.875%, 07/15/17	100	112,500	0.1
HSN, Inc., 11.250%, 08/01/16	323	349,648	0.4

		462,148	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
SPECIALTY RETAIL — 3.4%
ACE Hardware Corp., Private Placement, Sr Nt, 9.125%, 06/01/16[2]	$250	$261,250	0.3%
Asbury Automotive Group, Inc., Sr Nt, 8.000%, 03/15/14	127	118,110	0.1
Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14[6]	1,000	980,000	1.1
Collective Brands, Inc., 8.250%, 08/01/13	500	490,000	0.5
General Nutrition Centers, Inc., PIK, 5.178%, 03/15/14	461	407,985	0.4
NBC Acquisition Corp., 11.000%, 03/15/13[7]	280	162,400	0.2
Nebraska Book Co., Inc., 8.625%, 03/15/12	160	140,400	0.2
PEP Boys-Manny Moe & Jack, Sr Nt, 7.500%, 12/15/14[6]	300	269,250	0.3
Toys R Us, Inc., 7.875%, 04/15/13[6]	300	288,000	0.3

		3,117,395	3.4

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Broder Brothers Co., Private Placement, PIK, 12.000%, 10/15/13[2,3,9]	371	166,998	0.2
Hanesbrands, Inc., Sr Nt, VAR, 4.593%, 12/15/14	500	438,750	0.5
Quiksilver, Inc., 6.875%, 04/15/15	500	373,750	0.4

		979,498	1.1

Total Consumer Discretionary		25,457,125	27.4

CONSUMER STAPLES — 8.2%
BEVERAGES — 0.4%
Constellation Brands, Inc., Sr Nt, 8.375%, 12/15/14	315	328,387	0.4

FOOD & STAPLES RETAILING — 3.3%
Golden State Foods Corp., Private Placement, Sr Sub Nt, 9.240%, 01/10/12[2,8,9]	1,550	1,594,563	1.7
Ingles Markets, Inc., 8.875%, 05/15/17	190	194,750	0.2
Rite Aid Corp., 10.375%, 07/15/16	800	790,000	0.8
Rite Aid Corp., Debentures, 7.500%, 03/01/17	600	528,000	0.6

		3,107,313	3.3

FOOD PRODUCTS — 2.8%
Chiquita Brands International, Inc., Sr Nt, 8.875%, 12/01/15[6]	699	719,970	0.8

Description	Par (000)	Value	Percent of Net Assets*
FOOD PRODUCTS (continued)
Dole Food Co., Inc., 8.000%, 10/01/16[2,6]	$215	$215,806	0.2%
Dole Food Co., Inc., Private Placement, Sr Nt, 13.875%, 03/15/14[2]	250	293,125	0.3
Eurofresh, Inc., Private Placement, Nt, 11.500%, 01/15/13[2,4,9]	2,367	44,381	0.0 [12]
JBS USA LLC/JBS USA Finance, Inc., Private Placement, 11.625%, 05/01/14[2]	325	349,375	0.4
Smithfield Foods, Inc., Nt, 7.750%, 05/15/13	575	511,750	0.6
Southern States Cooperative, Inc., Private Placement, Series 144a, 11.000%, 11/01/11[2,9]	500	475,000	0.5
Tom’s Foods, Inc., Sr Nt, 10.500%, 11/01/04[3,4,9]	872	8,718	0.0	[12]

		2,618,125	2.8

HOUSEHOLD PRODUCTS — 1.1%
Central Garden and Pet Co., 9.125%, 02/01/13	215	217,419	0.2
Jarden Corp., 7.500%, 05/01/17[6]	550	534,875	0.6
Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	281	266,641	0.3

		1,018,935	1.1

PERSONAL PRODUCTS — 0.1%
Revlon Consumer Products Corp., 9.500%, 04/01/11	62	60,760	0.1
TOBACCO — 0.5%
Alliance One International, Inc., Private Placement, 10.000%, 07/15/16[2]	440	454,300	0.5

Total Consumer Staples		7,587,820	8.2

ENERGY — 8.5%
ENERGY EQUIPMENT & SERVICES — 2.8%
Calfrac Holdings LP, Private Placement, Debentures, 7.750%, 02/15/15[2]	209	202,469	0.2
Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	750	600,000	0.6
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2]	1,000	1,000,000	1.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
ENERGY EQUIPMENT & SERVICES (continued)
Key Energy Services, Inc., Sr Nt, 8.375%, 12/01/14	338	321,100	0.4
PHI, Inc., Co Guar, 7.125%, 04/15/13	$483	$453,416	0.5%

		2,576,985	2.8

OIL, GAS & CONSUMABLE FUELS — 5.7%
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.750%, 07/15/11[2]	500	510,763	0.5
Encore Acquisition Co., Sr Nt, 6.000%, 07/15/15[10]	1,000	905,000	1.0
Forest Oil Corp., Nt, 7.250%, 06/15/19	269	251,515	0.3
Gibson Energy ULC/GEP Midstream Finance Corp., Private Placement, (Canada), 11.750%, 05/27/14[2]	200	209,000	0.2
Newfield Exploration Co., Nt, 6.625%, 09/01/14	200	196,500	0.2
Range Resources Corp., 7.250%, 05/01/18	25	24,500	0.0	[12]
Range Resources Corp., Sr Sub Nt, 7.500%, 05/15/16	267	267,000	0.3
Swift Energy Co., Sr Nt, 7.125%, 06/01/17	1,260	1,096,200	1.2
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 8.250%, 07/01/16	280	265,300	0.3
W&T Offshore, Inc., Private Placement, Sr Nt, 8.250%, 06/15/14[2]	1,000	910,000	1.0
Western Refining, Inc., Private Placement, VAR, 10.750%, 06/15/14[2,6]	225	213,750	0.2
11.250%, 06/15/17[2]	225	212,625	0.2
Williams Partners LP/Williams Partners Finance Corp., Sr Nt, 7.250%, 02/01/17	250	245,678	0.3

		5,307,831	5.7

Total Energy		7,884,816	8.5

Description	Par (000)	Value	Percent of Net Assets*
FINANCIALS — 15.1%
COMMERCIAL BANKS — 2.2%
BankAmerica Capital II, Nt, Series 2, 8.000%, 12/15/26	$30	$28,950	0.0%[12]
Capital One Capital V, 10.250%, 08/15/39	950	1,049,769	1.1
Countrywide Capital III, 8.050%, 06/15/27	500	475,000	0.5
Wachovia Capital Trust III, VAR, 5.800%, 03/15/11[14]	760	524,400	0.6

		2,078,119	2.2

CONSUMER FINANCE — 6.8%
ACE Cash Express, Inc., Private Placement, Sr Nt, 10.250%, 10/01/14[2,9]	1,000	671,250	0.7
Ford Motor Credit Co. LLC, VAR, 3.260%, 01/13/12	1,000	900,000	1.0
7.500%, 08/01/12	150	144,025	0.1
7.800%, 06/01/12	200	193,290	0.2
8.700%, 10/01/14	750	734,663	0.8
9.875%, 08/10/11	175	177,485	0.2
Ford Motor Credit Co. LLC, Nt, 8.000%, 12/15/16[10]	700	649,436	0.7
GMAC LLC, Private Placement, VAR, 2.561%, 12/01/14[2]	307	237,925	0.2
6.625%, 05/15/12[2]	158	145,360	0.2
7.000%, 02/01/12[2,6]	300	279,000	0.3
8.000%, 11/01/31[2]	1,592	1,281,560	1.4
SLM Corp., VAR, 0.499%, 03/15/11	350	315,192	0.3
VAR, 0.804%, 01/27/14	100	63,097	0.1
5.000%, 06/15/18	30	18,814	0.0	[12]
5.375%, 05/15/14	86	65,823	0.1
5.400%, 10/25/11	143	131,949	0.2
8.450%, 06/15/18	390	311,025	0.3

		6,319,894	6.8

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Deluxe Corp., Nt, 5.125%, 10/01/14	600	531,000	0.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
INSURANCE — 5.5%
Crum and Forster Holdings Corp., 7.750%, 05/01/17	$600	$552,000	0.6%
HUB International Holdings, Inc., Private Placement, 9.000%, 12/15/14[2]	500	482,500	0.5
10.250%, 06/15/15[2]	650	605,312	0.7
Liberty Mutual Group, Inc., 7.800%, 03/15/37[2]	200	152,000	0.2
Liberty Mutual Group, Inc., Private Placement, 7.500%, 08/15/36[2]	250	211,113	0.2
VAR, 10.750%, 06/15/58[2]	1,870	1,776,500	1.9
MetLife, Inc., 10.750%, 08/01/39	400	482,000	0.5
Nationwide Mutual Insurance Co., 8.250%, 12/01/31[2]	108	103,240	0.1
USI Holdings Corp., Private Placement, Sr Sub Nt, 9.750%, 05/15/15[2]	842	746,223	0.8

		5,110,888	5.5

Total Financials		14,039,901	15.1

HEALTH CARE — 6.2%
HEALTH CARE PROVIDERS & SERVICES — 4.1%
CHS/Community Health Systems, Inc., 8.875%, 07/15/15	800	820,000	0.9
HCA, Inc., 5.750%, 03/15/14	195	172,087	0.2
HCA, Inc., Sec’d Nt, 9.250%, 11/15/16	1,000	1,033,750	1.1
Multiplan, Inc., Private Placement, 10.375%, 04/15/16[2]	750	723,750	0.8
TeamHealth, Inc., Sr Sub Nt, 11.250%, 12/01/13	475	499,938	0.5
Tenet Healthcare Corp., Private Placement, 8.875%, 07/01/19[2]	500	527,500	0.6

		3,777,025	4.1

PHARMACEUTICALS — 2.1%
Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12[9]	1,461	949,696	1.0
Elan Corp. plc, (Ireland), 8.750%, 10/15/16[2]	250	246,250	0.2
Elan Finance plc/Elan Finance Corp., Sr Nt, (Ireland), VAR, 4.440%, 11/15/11	830	809,250	0.9

		2,005,196	2.1

Total Health Care		5,782,221	6.2

Description	Par (000)	Value	Percent of Net Assets*
INDUSTRIALS — 14.3%
AIRLINES — 3.6%
American Airlines, Inc., Nt, 3.363%, 10/18/09[3,9]	$236	$232,892	0.3%
American Airlines, Pass Through Trust 1991, Collateral Trust Notes, Series 91A2, 10.180%, 01/02/13[6,9]	1,054	821,976	0.9
American Airlines, Pass Through Trust 1991, Private Placement, Nt, Series 91B2, 10.320%, 07/30/14[2,9]	670	489,299	0.5
Continental Airlines, Inc., Pass Thru Cert, 9.798%, 04/01/21[10]	1,439	1,136,911	1.2
Delta Air Lines, Inc, (Germany) 09/30/13	500	496,250	0.5
Delta Air Lines, Inc.,
8.300%, 12/15/29[4]	1,145	7,214	0.0	[12]
9.500%, 09/15/14[2]	35	35,000	0.1
10.125%, 05/15/10[4]	500	3,150	0.0	[12]
UAL Pass Through Trust, Series 2007-1, Private Placement, Nt,
VAR, 3.361%, 07/02/14[2]	114	60,615	0.0	[12]
7.336%, 07/02/19[2]	87	61,225	0.1

		3,344,532	3.6

BUILDING PRODUCTS — 0.3%
AMH Holdings, Inc., Sr Nt, SUB, 11.250%, 03/01/14[7]	400	302,000	0.3

COMMERCIAL SERVICES & SUPPLIES — 2.3%
Cenveo Corp., Private Placement, 10.500%, 08/15/16[2]	1,000	940,000	1.0
Cenveo Corp., Sr Sub Nt, 7.875%, 12/01/13	325	260,813	0.3
Harland Clarke Holdings Corp.,
VAR, 6.000%, 05/15/15	350	263,375	0.3
9.500%, 05/15/15	625	559,375	0.6
Iron Mountain, Inc., 8.375%, 08/15/21	125	128,750	0.1

		2,152,313	2.3

CONSTRUCTION & ENGINEERING — 1.1%
RSC Equipment Rental, Inc., 9.500%, 12/01/14	818	789,370	0.8
United Rentals North America, Inc., Private Placement, 10.875%, 06/15/16[2]	240	256,800	0.3

		1,046,170	1.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
ELECTRICAL EQUIPMENT — 0.4%
Belden, Inc., Private Placement, Sr Nt, 9.250%, 06/15/19[2]	$125	$130,000	0.1%
Viasystems, Inc., 10.500%, 01/15/11	250	246,562	0.3

		376,562	0.4

ELECTRONICS — 0.2%
Da-Lite Screen Co., Inc., 9.500%, 05/15/11	200	182,000	0.2

INDUSTRIAL CONGLOMERATES — 2.2%
JB Poindexter & Co., Inc., Co Guar, 8.750%, 03/15/14[10]	2,084	1,750,560	1.9
Milacron Escrow Corp., Sec’d Nt, 11.500%, 05/15/11[3,4]	1,182	—	0.0
Milacron Holdings, Inc., 10.000%, 12/20/14[3,9]	272	272,197	0.3

		2,022,757	2.2

INDUSTRIAL MACHINERY — 1.8%
General Cable Corp., VAR, 2.665%, 04/01/15	250	219,375	0.3
RBS Global, Inc. & Rexnord Corp., Sr Sub Nt, 11.750%, 08/01/16	410	371,050	0.4
RBS Global, Inc./Rexnord LLC, Private Placement, 9.500%, 08/01/14[2]	1,063	1,031,110	1.1

		1,621,535	1.8

MARINE — 0.7%
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14	700	614,250	0.7

ROAD & RAIL — 1.5%
Kansas City Southern Railway, Sr Nt, 8.000%, 06/01/15	312	318,240	0.3
Quality Distribution LLC/QD Capital Corp., Co Guar, VAR, 5.009%, 01/15/12[9]	850	588,625	0.7
9.000%, 11/15/10[9]	750	481,875	0.5

		1,388,740	1.5

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Noble Group Ltd., Private Placement, Sr Nt, (Bermuda), 6.625%, 03/17/15[2]	210	214,200	0.2

TRANSPORTATION SERVICES — 0.0%[12]
IdleAire Technologies Corp., Sr Disc Nt, 13.000%, 12/15/12[3,4,9]	1,415	14,150	0.0	[12]

Total Industrials		13,279,209	14.3

Description	Par (000)	Value	Percent of Net Assets*
INFORMATION TECHNOLOGY — 6.2%
COMMUNICATIONS EQUIPMENT — 0.8%
Avaya, Inc., Private Placement, Sr Nt, 9.750%, 11/01/15[2]	$800	$697,000	0.8%

COMPUTERS & PERIPHERALS — 0.6%
Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	250	229,375	0.2
Seagate Technology International, Private Placement, (Cayman Islands), 10.000%, 05/01/14[2]	320	349,600	0.4

		578,975	0.6

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Intcomex, Inc., Sec’d Nt, 11.750%, 01/15/11[6]	1,100	797,500	0.9
Sanmina-SCI Corp., 6.750%, 03/01/13[6]	200	190,000	0.2
Sanmina-SCI Corp., Private Placement, Sr Nt, VAR, 3.049%, 06/15/14[2]	300	270,000	0.3
Smart Modular Technologies WWH, Inc., Sr Nt, (Cayman Islands), VAR, 5.790%, 04/01/12[3,9]	423	408,810	0.4

		1,666,310	1.8

IT SERVICES — 0.6%
Stream Global Services, Inc., 11.250%, 10/01/14[2]	100	96,250	0.1
Unisys Corp.,
12.750%, 10/15/14[2]	249	263,940	0.3
14.250%, 09/15/15[2]	201	207,030	0.2

		567,220	0.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Amkor Technology, Inc., Sr Nt, 7.750%, 05/15/13	300	300,000	0.3
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., Sec’d Nt, (Luxembourg), VAR, 12/15/11[4,9]	735	441	0.0	[12]
6.875%, 12/15/11[4,9]	750	450	0.0	[12]
NXP BV/NXP Funding LLC, Sr Nt, (Netherlands), 7.875%, 10/15/14	1,015	796,775	0.9
Series EXcH, VAR, 3.259%, 10/15/13[6]	400	289,000	0.3
Spansion, Inc., Private Placement 06/01/13[2,4]	813	823,162	0.9

		2,209,828	2.4

Total Information Technology		5,719,333	6.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MATERIALS — 11.5%
CHEMICALS — 2.1%
PolyOne Corp., Nt, 8.875%, 05/01/12	$1,000	$1,010,000	1.1%
Sterling Chemicals, Inc., 10.250%, 04/01/15	350	333,375	0.4
Terra Capital, Inc., Sr Nt, 7.000%, 02/01/17	425	443,063	0.5
Westlake Chemical Corp., 6.625%, 01/15/16	150	141,000	0.1

		1,927,438	2.1

CONSTRUCTION MATERIALS — 1.2%
Hanson Australia Funding Ltd., (Australia), 5.250%, 03/15/13	484	459,800	0.5

Hanson Ltd., (United Kingdom),
6.125%, 08/15/16	655	602,600	0.6
7.875%, 09/27/10	100	102,875	0.1

		1,165,275	1.2

CONTAINERS & PACKAGING — 2.1%
Berry Plastics Holding Corp., Nt, 8.875%, 09/15/14	400	381,000	0.4
BWAY Corp., Private Placement, 10.000%, 04/15/14[2]	100	105,750	0.1
Constar International, Inc., Co. Guar., VAR, 3.815%, 02/15/12	750	630,000	0.7
Plastipak Holdings, Inc., Private Placement, Sr Nt, 8.500%, 12/15/15[2]	300	303,000	0.3
Solo Cup Co., Sr Nt, 8.500%, 02/15/14	558	532,890	0.6

		1,952,640	2.1

DIVERSIFIED MANUFACTURING — 1.6%
Polypore, Inc., Sr Sub Nt, 8.750%, 05/15/12	1,539	1,500,525	1.6

METALS & MINING — 1.8%
Arch Western Finance LLC, 6.750%, 07/01/13	100	98,375	0.1
FMG Finance Pty Ltd., Private Placement, (Australia), 10.625%, 09/01/16[2]	250	276,875	0.3

Description	Par (000)	Value	Percent of Net Assets*
METALS & MINING (continued)
Massey Energy Co., Nt, 6.875%, 12/15/13	$450	$434,250	0.4%
Wolverine Tube, Inc., Sr Nt, PIK, 15.000%, 03/31/12[3,9]	1,169	900,262	1.0

		1,709,762	1.8

PAPER & FOREST PRODUCTS — 2.7%
Abitibi-Consolidated Co. of Canada, Private Placement, Sr Nt, (Canada), 13.750%, 04/01/11[2,4]	291	286,635	0.3
Abitibi-Consolidated Co. of Canada, Sr Nt, (Canada),
6.000%, 06/20/13[4]	630	103,950	0.1
8.375%, 04/01/15[4]	1,395	230,175	0.3
Abitibi-Consolidated, Inc., Sr Nt, (Canada), 8.850%, 08/01/30[4]	25	4,500	0.0	[12]
Bowater Canada Finance Corp., Nt, (Canada), 7.950%, 11/15/11[4]	500	137,500	0.1
Cascades, Inc., Sr Nt, (Canada), 7.250%, 02/15/13	268	262,640	0.3
Jefferson Smurfit Corp., Sr Nt, 8.250%, 10/01/12[4]	240	171,000	0.2
NewPage Corp., 11.375%, 12/31/14[2]	250	245,625	0.3
Norampac Industries, Inc., Sr Nt, (Canada), 6.750%, 06/01/13	20	19,300	0.0	[12]
PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14[2]	125	135,000	0.1
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[4]	105	74,944	0.1
Smurfit-Stone Container Enterprises, Inc., Sr Nt, 8.000%, 03/15/17[4]	865	614,150	0.7
Verso Paper Holdings LLC/Verso Paper, Inc., Sr Nt, 9.125%, 08/01/14	250	185,000	0.2

		2,470,419	2.7

Total Materials		10,726,059	11.5

TELECOMMUNICATION SERVICES — 7.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
Frontier Communications Corp., 8.250%, 05/01/14	50	51,500	0.0	[12]
Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15[2]	35	36,750	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Level 3 Financing, Inc., Co. Guar, 9.250%, 11/01/14[10]	$800	$705,000	0.8%
Qwest Corp., Sr Nt, 7.625%, 06/15/15[10]	1,015	1,027,687	1.1
Telcordia Technologies, Inc., VAR, 4.259%, 07/15/12[2]	350	301,875	0.3
Time Warner Telecom Holdings, Inc., Sr Nt, 9.250%, 02/15/14[10]	250	257,500	0.3

		2,380,312	2.5

WIRELESS TELECOMMUNICATION SERVICES — 5.0%
American Tower Corp., Private Placement, 7.250%, 05/15/19[2,6]	230	236,325	0.3
CC Holdings GS V LLC/Crown Castle GS III Corp., Private Placement, 7.750%, 05/01/17[2]	110	113,850	0.1
Cricket Communications, Inc., Private Placement, 7.750%, 05/15/16[2]	180	182,700	0.2
iPCS, Inc., Sr Nt, VAR, 2.608%, 05/01/13	440	371,800	0.4
MetroPCS Wireless, Inc., Sr Nt, 9.250%, 11/01/14	500	511,250	0.6
Nextel Communications, Inc., 7.375%, 08/01/15	1,475	1,323,813	1.4
NII Capital Corp., 10.000%, 08/15/16[2]	275	286,000	0.3
SBA Telecommunications, Inc.,
8.000%, 08/15/16[2]	60	61,350	0.0	[12]
8.250%, 08/15/19[2]	65	66,950	0.1
Sprint Nextel Corp., Nt, 6.000%, 12/01/16	1,400	1,249,500	1.4
Wind Acquisition Finance S.A., (Luxembourg), Series 144a, 11.750%, 07/15/17[2]	200	225,500	0.2

		4,629,038	5.0

Total Telecommunication Services		7,009,350	7.5

UTILITIES — 5.6%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 5.3%
Calpine Construction Finance Co. LP and CCFC Finance Corp., Private Placement, 8.000%, 06/01/16[2]	200	205,000	0.2
Calpine Generating Co. LLC, Sec’d Nt, 4,823.931%, 04/01/11[4]	1,000	95,000	0.1

Description	Par (000)	Value	Percent of Net Assets*
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (continued)
Dynegy Holdings, Inc., Sr Unsec’d Nt, 7.125%, 05/15/18	$500	$385,000	0.4%
Dynegy Roseton/Danskammer Pass Through Trust, 7.670%, 11/08/16	500	459,375	0.5
Edison Mission Energy, Sr Nt, 7.750%, 06/15/16	1,000	875,000	1.0
Mirant Americas Generation LLC, Sr Nt, 8.500%, 10/01/21	500	435,000	0.5
North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.875%, 06/01/16[2]	125	128,750	0.1
NRG Energy, Inc., Sr Nt,
7.250%, 02/01/14	250	245,625	0.3
7.375%, 01/15/17	1,375	1,330,313	1.4
RRI Energy, Inc., 7.625%, 06/15/14[6]	500	490,625	0.5
Texas Competitive Electric Holdings Co. LLC, Series A, 10.250%, 11/01/15[7]	350	252,000	0.3

		4,901,688	5.3

MULTI-UTILITIES — 0.3%
Energy Future Holdings Corp., Nt, 10.875%, 11/01/17[7]	450	339,750	0.3

Total Utilities		5,241,438	5.6

Total Corporate Bonds
(Cost $116,622,972)		102,727,272	110.5

LOAN PARTICIPATIONS & ASSIGNMENTS — 27.7%
CONSUMER DISCRETIONARY — 9.7%
AUTOMOBILES — 1.4%
Ford Motor Co., Term Loan B,
3.250%, 12/15/13	63	55,875	0.1
3.510%, 06/14/14	1,408	1,248,581	1.3

		1,304,456	1.4

BROADCASTING & CABLE TV — 1.0%
CCO Holdings LLC, 3rd Lien Term Loan, 6.750%, 09/06/14	600	514,950	0.5
Sirius Satellite Radio, Term Loan, 2.563%, 06/14/13	490	450,648	0.5

		965,598	1.0

GAMING — 2.7%
Fontainebleau Las Vegas Holdings LLC, Delayed Draw Term Loan B, 4.316%, 06/06/14[4]	167	44,804	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
GAMING (continued)
Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, 4.527%, 09/24/14[4]	$333		$89,571	0.1%
Harrah’s Operating Co., Inc., Term B-2 Loan, 3.504%, 11/29/13	1,012		820,987	0.9
HSP Gaming, Term Loan, 11.250%, 08/20/14	255		248,944	0.3
Venetian Macau, Term B Funded Project Loan, 5.790%, 04/30/13	1,327		1,263,371	1.4

			2,467,677	2.7

HOTELS, RESTAURANTS & LEISURE — 0.7%
Outback Steakhouse, Prefunded RC Commitment,
0.120%, 12/21/14	5		3,823	0.0	[12]
2.563%, 06/14/13	—	[11]	181	0.0	[12]
2.563%, 09/14/16	—	[11]	168	0.0	[12]
2.563%, 09/16/16	—	[11]	363	0.0	[12]
Outback Steakhouse, Term Loan B, 2.563%, 12/21/14	444		374,723	0.4
Six Flags Theme Parks, Inc., Term Loan B,
2.500%, 06/04/14	1		620	0.0	[12]
2.520%, 06/14/14	189		184,553	0.2
2.830%, 07/10/12	60		58,310	0.1

			622,741	0.7

LEISURE EQUIPMENT & PRODUCTS — 0.0%[12]
True Temper Sports, Inc., 2nd Lien Term Loan, 6.600%, 04/30/13[4,9]	77		9,624	0.0	[12]

MEDIA — 3.4%
Cengage Learning Acquisitions, Term Loan, 2.750%, 07/15/14	497		445,104	0.5
Clear Channel Communications, Inc., Term Loan B, 3.854%, 01/29/16	500		375,415	0.4
Dex Media West, Term Loan B, 7.000%, 10/24/14	43		36,650	0.0	[12]
High Plains Broadcasting Operating Co. LLC, Term Loan, 7.250%, 01/28/15	194		149,383	0.2
Idearc, Inc., Term Loan, 6.250%, 11/17/14	200		84,584	0.1
Idearc, Inc., Term Loan B,
3.220%, 04/03/14[4]	21		8,994	0.0	[12]
3.220%, 11/17/14[4]	509		215,359	0.2

Description	Par (000)	Value	Percent of Net Assets*
MEDIA (continued)
Newport Television LLC, Term Loan,
7.250%, 08/01/14	$246	$189,878	0.2%
8.000%, 09/14/16	485	374,393	0.4
Univision Communications, Inc., 1st Lien Term Loan, 2.533%, 04/30/13	1,500	1,264,095	1.4

		3,143,855	3.4

SPECIALTY RETAIL — 0.5%
Burlington Coat Factory, Term Loan B,
2.500%, 05/28/13	186	169,182	0.2
2.630%, 05/28/13	311	283,021	0.3

		452,203	0.5

Total Consumer Discretionary		8,966,154	9.7

CONSUMER STAPLES — 1.2%
FOOD & STAPLES RETAILING — 0.5%
Rite Aid Corp., Term Loan 3, 6.000%, 06/14/13	496	470,500	0.5

HOUSEHOLD PRODUCTS — 0.7%
Spectrum Brands, Inc., Letter of Credit, 0.131%, 12/20/12[4]	24	22,953	0.0	[12]
Spectrum Brands, Inc., Term Loan B,
6.250%, 05/30/13[4]	2	2,344	0.0	[12]
8.000%, 12/20/12	223	211,418	0.2
8.000%, 04/30/15	445	422,835	0.5

		659,550	0.7

Total Consumer Staples		1,130,050	1.2

FINANCIALS — 1.9%
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Capmark Financial Group, 1st Lien Term Loan, 2.929%, 03/23/11	$680	$501,450	0.5%
CIT Group, Inc., Term Loan,
13.000%, 01/20/12	600	617,574	0.7

		1,119,024	1.2

INSURANCE — 0.7%
HMSC Corp., 1st Lien Term Loan, 2.496%, 09/14/16	963	659,493	0.7

Total Financials		1,778,517	1.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
INDUSTRIALS — 2.0%
AIRLINES — 0.5%
Delta Airlines, Inc., 1st Lien Term Loan,
0.131%, 04/30/12	$18	$16,716	0.0%[12]
2.246%, 04/30/12	8	6,838	0.0	[12]
2.249%, 04/30/12	464	423,223	0.5

		446,777	0.5

BUILDING PRODUCTS — 0.3%
Jacuzzi Brands, Inc., 1st Lien Term Loan B, 2.496%, 02/07/14[9]	442	210,423	0.2
Jacuzzi Brands, Inc., 1st Lien Term Loan, Letter of Credit, 0.183%, 12/18/13[9]	40	18,943	0.0	[12]
Jacuzzi Brands, Inc., 2nd Lien Term Loan Tranche B-2, 6.746%, 02/07/14[9]	1,142	97,080	0.1

		326,446	0.3

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Clarke American Corp., Term Loan B,
2.761%, 06/27/14	701	586,203	0.6
3.098%, 06/27/14	281	235,134	0.3
Quebecor World, Inc. Term Loan, 9.000%, 06/14/13	250	249,582	0.3

		1,070,919	1.2

Total Industrials		1,844,142	2.0

INFORMATION TECHNOLOGY — 4.4%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Isola Group S.A.R.L., 1st Lien Term Loan, 11.000%, 12/18/12[4,9]	445	267,039	0.3
Isola Group S.A.R.L., 2nd Lien Term Loan, 17.750%, 11/17/14[4,9]	250	50,000	0.0	[12]

Sirius Computer Solutions, 2nd Lien Term Loan, 6.283%, 06/14/13[9]	1,000	820,000	0.9

		1,137,039	1.2

IT SERVICES — 2.6%
Compucom Systems, Inc., Term Loan, 3.750%, 08/23/14[9]	904	817,848	0.9

Description	Par (000)		Value	Percent of Net Assets*
IT SERVICES (continued)
First Data Corp., Initial Tranche B-1 Term Loan, 2.996%, 09/24/14	$361		$309,623	0.4%
3.033%, 09/24/14	21		17,637	0.0	[12]
3.036%, 09/24/14	11		9,413	0.0	[12]
First Data Corp., Initial Tranche B-3 Term Loan, 3.033%, 09/24/14	77		66,036	0.0	[12]
3.036%, 09/24/14	1,394		1,197,386	1.3

			2,417,943	2.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Freescale Semiconductor, Inc., Incremental Term Loan, 12.500%, 12/15/14	150		150,006	0.2
Freescale Semiconductor, Inc., Term Loan, 2.011%, 12/15/13	491		391,746	0.4

			541,752	0.6

Total Information Technology			4,096,734	4.4

MATERIALS — 5.3%
CHEMICALS — 3.2%
Cristal Inorganic Chemicals, 1st Lien Term Loan, 2.532%, 05/15/14[9]	893		772,019	0.8
Cristal Inorganic Chemicals, 2nd Lien Term Loan, 6.032%, 05/15/14[9]	500		375,000	0.4
Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 3.746%, 12/20/13	14		9,043	0.0	[12]
Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 3.746%, 12/22/14	6		3,944	0.0	[12]
Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 3.996%, 12/22/14	17		11,321	0.0	[12]
Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 3.996%, 12/15/09	17		11,321	0.0	[12]
Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 3.996%, 12/15/09	17		11,321	0.0	[12]
Lyondell Chemical Co., New Money DIP Term Loan, 1.500%, 12/20/14	—	[11]	1	0.0	[12]
13.000%, 12/20/13	—	[11]	—	0.0
Lyondell Chemical Co., Roll-Up DIP Term Loan, 5.799%, 12/20/14	300		291,809	0.3
5.940%, 12/15/09	835		811,389	0.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS (continued)
Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 3.746%, 12/20/13	$43	$28,175	0.0%[12]
Lyondell Chemical Co., U.S. Tranche B-1 Dollar Term Loan, 7.000%, 12/20/13	75	49,126	0.1
Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 03/13/14	75	49,126	0.1
Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/15/09	825	539,558	0.6
Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 3.746%, 12/22/14	23	14,788	0.0	[12]

		2,977,941	3.2

DIVERSIFIED MANUFACTURING — 0.8%
BOC Edwards, 1st Priority Lien Term Loan, 2.246%, 05/31/14	1,200	743,819	0.8

PAPER & FOREST PRODUCTS — 1.3%
Abitibi-Consolidated Co. of Canada, Term Loan, 11.000%, 03/31/11[4]	832	695,723	0.8
Smurfit Stone Container, US Revolver, 2.750%, 11/01/11	500	483,930	0.5

		1,179,653	1.3

Total Materials		4,901,413	5.3

TELECOMMUNICATION SERVICES — 0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Level 3 Communications, Term Loan B, 2.490%, 08/07/14	71	63,125	0.0	[12]
2.760%, 03/13/14	179	157,813	0.2
11.500%, 03/13/14	250	264,610	0.3

Total Telecommunication Services		485,548	0.5

UTILITIES — 2.7%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.7%
Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	1,420	1,299,613	1.4
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
3.754%, 04/30/15	975	775,349	0.8
3.783%, 04/30/15	5	3,977	0.0	[12]

Description	Shares/Par (000)		Value	Percent of Net Assets*
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (continued)
TPF Generation Holdings LLC, 2nd Lien Term Loan,
4.496%, 03/30/13	$392		$336,260	0.4%
4.533%, 03/30/13	108		92,180	0.1

Total Utilities			2,507,379	2.7

Total Loan Participations & Assignments
(Cost $28,871,868)			25,709,937	27.7

ASSET-BACKED SECURITIES — 1.6%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.946%, 01/25/35[9]	115		5,709	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.746%, 09/25/34[9]	65		2,779	0.0	[12]
Unipac IX LLC, 13.000%, 04/11/13[3,9]	1,500		1,464,864	1.6

Total Asset-Backed Securities
(Cost $1,637,579)			1,473,352	1.6

Total Fixed Income Investments
(Cost $147,132,419)			129,910,561	139.8

PREFERRED STOCKS — 2.7%
CONSUMER DISCRETIONARY — 0.1%
MEDIA — 0.1%
Spanish Broadcasting System, Inc., Pfd[1,3]	481		1,215	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 05/04/09[3,14]	—	[11]	76,507	0.1

Total Consumer Discretionary			77,722	0.1

FINANCIALS — 2.6%
COMMERCIAL BANKS — 2.6%
CoBank ACB, Series D, 11.000%, [1,2,14]	40		1,922,500	2.1
Royal Bank of Scotland Group plc, Pfd, (United Kingdom), Series 1, ADR, 9.118%, 03/31/10	500		462,500	0.5

Total Financials			2,385,000	2.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2009 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*
MATERIALS — 0.0%
CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Pfd, Series C, [1,3]	—	[11]	$—	0.0%

Total Preferred Stocks
(Cost $1,654,819)			2,462,722	2.7

COMMON STOCKS — 2.8%
CONSUMER DISCRETIONARY — 0.2%
BROADCASTING & CABLE TV — 0.0%[12]
Adelphia Recovery Trust[1,3]	157		2	0.0	[12]

MEDIA — 0.2%
Time Warner Cable, Inc.	5		221,138	0.2

TEXTILES, APPAREL & LUXURY GOODS — 0.0%[12]
Broder Brothers Co.[1,3,9]	38		11,266	0.0	[12]
Westpoint Stevens, Inc.[1,3]	14		—	0.0

			11,266	0.0

Total Consumer Discretionary			232,406	0.2

CONSUMER STAPLES — 0.9%
HOUSEHOLD PRODUCTS — 0.9%
Spectrum Brands, Inc.[1]	35		800,124	0.9

INDUSTRIALS — 1.1%
AIRLINES — 0.0%[12]
Delta Air Lines, Inc.[1]	3		22,731	0.0	[12]

BUILDING PRODUCTS — 0.0%[12]
Lexington Coal Co.[1,3]	25		27,083	0.0	[12]

COMMERCIAL SERVICES & SUPPLIES — 0.2%
World Color Press, Inc., (Canada)[1]	18		171,668	0.2

INDUSTRIAL CONGLOMERATES — 0.9%
Milacron Holdings, Inc.[1,3,9]	1		828,416	0.9

Total Industrials			1,049,898	1.1

INFORMATION TECHNOLOGY — 0.1%
IT SERVICES — 0.1%
Unisys Corp.[1]	32		85,830	0.1

MATERIALS — 0.2%
CONTAINERS & PACKAGING — 0.2%
Constar International, Inc.[1]	8		134,695	0.1
Glasstech, Inc., Class C1,3	—	[11]	—	0.0

Description	Shares (000)	Value	Percent of Net Assets*
CONTAINERS & PACKAGING (continued)
Portola Packaging[1,3]	15	$62,100	0.1%

Total Materials		196,795	0.2

TELECOMMUNICATION SERVICES — 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AboveNet, Inc.[1]	5	249,944	0.3
XO Holdings, Inc.[1]	1	351	0.0	[12]

Total Telecommunication Services		250,295	0.3

UTILITIES — 0.0%[12]
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
Mirant Corp.[1]	1	15,345	0.0	[12]

Total Common Stocks
(Cost $5,198,312)		2,630,693	2.8

WARRANTS — 0.1%
INDUSTRIALS — 0.0%[12]
COMMERCIAL SERVICES & SUPPLIES — 0.0%[12]
World Color Press, Inc., (Canada), expiring 07/20/14 (Strike Price $13.00)[1]	20	52,232	0.0	[12]

TRANSPORTATION SERVICES — 0.0%
IdleAire Technologies Corp. , expiring 12/15/15 (Strike Price $1.00)[1,3]	1	—	0.0

Total Industrials		52,232	0.0	[12]

TELECOMMUNICATION SERVICES — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AboveNet, Inc., Class W , expiring 09/08/10 (Strike Price $24.00)[1,3,9]	2	57,519	0.1
XO Holdings, Inc., Series A, Class B, expiring 01/16/10 (Strike Price $6.25)[1]	1	25	0.0	[12]
XO Holdings, Inc., Series B, Class B, expiring 01/16/10 (Strike Price $7.50)[1]	1	4	0.0	[12]
XO Holdings, Inc., Series C, Class B, expiring 01/16/10 (Strike Price $10.00)[1]	1	8	0.0	[12]

Total Telecommunication Services		57,556	0.1

Total Warrants
(Cost $1,166,218)		109,788	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of September 30, 2009 (Unaudited)

Description	Shares/ Par (000)	Value	Percent of Net Assets*
RIGHT — 0.0%
CONSUMER DISCRETIONARY — 0.0%
TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc., expiring 04/25/14[1,3] (Cost $184,476)	13	$—	0.0%

TOTAL EQUITY INVESTMENTS
(Cost $8,203,825)		5,203,203	5.6

SHORT-TERM INVESTMENT — 2.8%
INVESTMENT COMPANY — 2.8%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220%[5,13] (Cost 2,600,057)	2,600,057	2,600,057	2.8

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN — 7.4%
INVESTMENT COMPANY — 7.4%
JPMorgan Prime Money Market Fund, Capital Shares, 0.260%[5,13]
(Cost $6,906,873)	6,906,873	6,906,873	7.4

TOTAL INVESTMENTS
(Cost $164,843,174)		144,620,694	155.6

Other Liabilities in Excess of Other Assets		(51,652,554)	(55.6)

NET ASSETS		$92,968,140	100.0%

ADR	American Depositary Receipt

Cert	Certificate
Co.	Company
DIP	Debtor-in-Possession
Disc	Discount
Guar	Guaranteed
LIBOR	London Interbank Offered Rate
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

*	Applicable to common stockholders.
1	Non-income producing security.
2	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $33,790,081 and 36.3% of net assets applicable to common stockholders.
3	Fair valued security. These securities amounted to $4,532,999 and 4.9% of net assets applicable to common stockholders.
4	Security in default.
5	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
6	All or a portion of the security is on loan. Securities on loan have a fair market value of $7,029,918.
7	Step-up bond. Interest rate is effective rate as of September 30, 2009.
8	Restricted security. These securities amounted to $1,594,563 and 1.7% of net assets applicable to common stockholders.
9	Security deemed to be illiquid. These securities amounted to $13,930,113 and 15.0% of net assets applicable to common stockholders.
10	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
11	Amount rounds to less than 1,000 shares.
12	Amount rounds to less than 0.1%.
13	The rate shown is the current yield as of September 30, 2009.
14	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2009.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,013,148
Aggregate gross unrealized depreciation	(29,235,628)

Net unrealized appreciation/depreciation	$(20,222,480)

Federal income tax cost of investments	$164,843,174

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2009 (Unaudited)

The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Auction Rate Preferred Shares (ARPS). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 0.259% to 0.564% for the period ended September 30, 2009. The effective date, upfront premiums, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Upfront Premiums (Paid)/ Received	Notional Contract Amount	Maturity	Payments Made by the Fund	Payments Received by the Fund	Floating Annual Rate*	Unrealized Appreciation/ (Depreciation)
12/1/2005	—	$5 million	12/01/09	4.740% monthly	1 month LIBOR monthly	0.259%	$(56,547)
8/14/2006	—	5 million	06/01/10	5.255% monthly	1 month LIBOR monthly	0.259	(183,490)
12/1/2006	—	5 million	12/01/10	5.010% monthly	1 month LIBOR monthly	0.259	(272,467)
11/30/2007	—	5 million	06/01/11	4.000% monthly	1 month LIBOR monthly	0.259	(267,060)

							$(779,564)

*	Represents rate in effect at September 30, 2009.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2009 (Unaudited)

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$221,138	$—	$11,268	$232,406
Consumer Staples	800,124	—	—	800,124
Industrials	194,399	—	855,499	1,049,898
Information Technology	85,830	—	—	85,830
Materials	134,695	—	62,100	196,795
Telecommunication Services	250,295	—	—	250,295
Utilities	15,345	—	—	15,345

Total Common Stocks	1,701,826	—	928,867	2,630,693

Preferred Stocks
Consumer Discretionary	—	—	77,722	77,722
Financials	—	2,385,000	—	2,385,000
Materials	—	—	—	—

Total Preferred Stocks	—	2,385,000	77,722	2,462,722

Debt Securities
Asset-Backed Securities	—	8,488	1,464,864	1,473,352

Corporate Bonds
Consumer Discretionary	—	25,290,127	166,998	25,457,125
Consumer Staples	—	7,579,102	8,718	7,587,820
Energy	—	7,884,816		7,884,816
Financials	—	14,039,901	—	14,039,901
Health Care	—	5,782,221	—	5,782,221
Industrials	—	12,759,970	519,239	13,279,209
Information Technology	—	5,310,523	408,810	5,719,333
Materials	—	9,825,797	900,262	10,726,059
Telecommunication Services	—	7,009,350	—	7,009,350
Utilities	—	5,241,438	—	5,241,438

Total Corporate Bonds	—	100,723,245	2,004,027	102,727,272

Loan Participations & Assignments
Consumer Discretionary	—	8,966,154	—	8,966,154
Consumer Staples	—	1,130,050	—	1,130,050
Financials	—	1,778,517	—	1,778,517
Industrials	—	1,844,142	—	1,844,142
Information Technology	—	4,096,734	—	4,096,734
Materials	—	4,901,413	—	4,901,413
Telecommunication Services	—	485,548	—	485,548
Utilities	—	2,507,379	—	2,507,379

Total Loan Participations & Assignments	—	25,709,937		25,709,937

Rights
Consumer Discretionary	—	—	—	—
Warrants
Industrials	52,232	—	—	52,232
Telecommunication Services	37	—	57,519	57,556

Total Warrants	52,269	—	57,519	109,788

Short-Term Investments Investment Company	2,600,057		—	2,600,057
Investments of Cash Collateral for Securities on Loan Investment Company	6,906,873	—	—	6,906,873

Total Investments in Securities	$11,261,025	$128,826,670	$4,532,999	$144,620,694

Depreciation in Other Financial Instruments*
Swaps	$—	$(779,564)	$—	$(779,564)

*	Other financial instruments may include futures, forwards and swap contracts.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of September 30, 2009 (Unaudited)

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/08	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 09/30/09
Investments in Securities
Corporate Bonds — Airlines	$314,945	$4,254	$32,387	$13,999	$(132,693)	$—	$232,892
Corporate Bonds — Containers & Packaging	62,100	—	—	—	—	—	62,100
Corporate Bonds —Electronic Equipment, Instruments & Components	351,671	—	57,139	—	—	—	408,810
Corporate Bonds — Food Products	8,718	—	—	—	—	—	8,718
Corporate Bonds — Independent Power Producers & Energy Traders	70,000	—	—	—	—	(70,000)	—
Corporate Bonds— Industrial Conglomerates	—	—	—	—	—	272,197	272,197
Corporate Bonds — Leisure Equipment & Products	—	—	—	—	—	—	—
Corporate Bonds — Metals & Mining	—	—	(258,190)	6,105	1,152,347	—	900,262
Corporate Bonds — Textile, Apparel & Luxury Goods	—	—	(209,313)	(363)	376,674	—	166,998
Corporate Bonds — Transportation Services	14,150	—	—	—	—	—	14,150
Loan Participations & Assignments — Industrial Conglomerates	—	—	453,011	—	375,405	—	828,416
Asset-Backed Securities	1,458,514	—	866	5,484	—	—	1,464,864
Common Stocks — Broadcasting & Cable TV	1	—	—	—	—	—	1
Common Stocks — Building Products	26,323	—	760	—	—	—	27,083
Common Stocks — Containers & Packaging	—	—	—	—	—	—	—
Common Stocks — Textiles, Apparel & Luxury Goods	—	—	11,266	—	—	—	11,266
Preferred Stocks — Containers & Packaging	—	—	—	—	—	—	—
Preferred Stocks — Media	76,507	—	1,216	—	—	—	77,723
Rights — Textiles, Apparel & Luxury Goods	—	—	—	—	—	—	—
Warrants — Diversified Telecommunication Services	3,915	—	53,604	—	—	—	57,519
Warrants — Transportation Services	—	—	—	—	—	—	—

Total	$2,386,844	$4,254	$142,746	$25,225	$1,771,733	$202,197	$4,532,999

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $364,348.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/S/ GEORGE C.W. GATCH
George C.W. Gatch
President and Principal Executive Officer
November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ GEORGE C.W. GATCH
George C.W. Gatch
President and Principal Executive Officer
November 24, 2009

By:	/S/ PATRICIA A. MALESKI
Patricia A. Maleski
Treasurer and Principal Financial Officer
November 24, 2009